Performance Management - State Street SP 500 Index Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide an indication of the risks of investing in the Fund. The Institutional Class Shares are a new mutual fund class of shares for which performance information is not available; and, therefore, the bar chart and table shows performance of the Fund's class of exchange-traded class shares (“ETF Class Shares”). The ETF Class Shares are offered through a separate prospectus. Returns of the Institutional Class Shares and ETF Class Shares may vary due to differences in their expenses but would have been substantially similar because each share class would have been invested in the same portfolio. The bar chart and table show changes in the ETF Class Shares' from year to year and how the ETF Class Shares' average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund. The Institutional Class Shares are a new mutual fund class of shares for which performance information is not available; and, therefore, the bar chart and table shows performance of the Fund's class of exchange-traded class shares (“ETF Class Shares”). The ETF Class Shares are offered through a separate prospectus. Returns of the Institutional Class Shares and ETF Class Shares may vary due to differences in their expenses but would have been substantially similar because each share class would have been invested in the same portfolio. The bar chart and table show changes in the ETF Class Shares' from year to year and how the ETF Class Shares' average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Institutional Class Shares are a new mutual fund class of shares for which performance information is not available; and, therefore, the bar chart and table shows performance of the Fund's class of exchange-traded class shares (“ETF Class Shares”). The ETF Class Shares are offered through a separate prospectus. Returns of the Institutional Class Shares and ETF Class Shares may vary due to differences in their expenses but would have been substantially similar because each share class would have been invested in the same portfolio.
Bar Chart [Heading]	Annual Total Return (YEARS ended 12/31)*
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return20.54%Q2 2020Lowest Quarterly Return-19.54%Q1 2020Year-to-Date12.72%9/30/2026
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	The Institutional Class Shares are a new class of shares for which Average Annual Total Returns information is not available; and, therefore, the Average Annual Total Returns are of the ETF Class Shares, which are offered through a separate prospectus. The after-tax returns of the ETF Class Shares presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective November 16, 2017, the Fund's benchmark index changed from the Russell 1000 Index to the SSGA Large Cap Index. Effective January 24, 2020, the Fund's benchmark index changed from the SSGA Large Cap Index to the S&P 500 Index. Each benchmark index change was consistent with a change in the Fund's principal investment strategy to track the performance of a new index. Performance of the Fund prior to January 24, 2020 is therefore based on the Fund's investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.
Performance Table Uses Highest Federal Rate	The after-tax returns of the ETF Class Shares presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1-866-787-2257
SPDR Portfolio SP 500 ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	12.72%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	20.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(19.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020